Business Restructuring and Cost Reduction Actions (Tables)	12 Months Ended
Sep. 30, 2016
Restructuring Charges [Abstract]
Summary of Carrying Amount of Accrual for Business Restructuring and Cost Reduction Actions [Table Text Block]
The following table summarizes the carrying amount of the accrual for cost reduction actions at 30 September 2016:

Severance and Other Benefits
2016 Charge	$34.5
Amount reflected in pension liability	(.9)
Cash expenditures	(21.6)
Currency translation adjustment	.3
30 September 2016	$12.3
The following table summarizes the carrying amount of the accrual for the business realignment and reorganization at 30 September 2016:

	Severance and Other Benefits	Asset Actions/Other	Total
2014 Charge	$11.1	$—	$11.1
Cash expenditures	(1.7)	—	(1.7)
30 September 2014	$9.4	$—	$9.4
2015 Charge	131.5	48.6	180.1
Amount reflected in pension liability	(11.2)	—	(11.2)
Noncash expenses	—	(40.2)	(40.2)
Cash expenditures	(100.3)	(1.2)	(101.5)
Currency translation adjustment	(.4)	—	(.4)
30 September 2015	$29.0	$7.2	$36.2
Cash expenditures	(28.6)	(3.8)	(32.4)
Currency translation adjustment	(.4)	—	(.4)
30 September 2016	$—	$3.4	$3.4